Premises and Equipment (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 48,288,976	$ 42,449,040
Less accumulated depreciation and amortization	13,479,133	10,377,299
Premises and equipment	34,809,843	32,071,741
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	10,565,633	9,891,750
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	25,872,002	22,966,215
Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	11,663,195	9,558,090
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 188,146	$ 32,985